Notes Payable Government Loans - Additional Information (Details) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 02, 2021	Feb. 28, 2021	Jun. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Apr. 02, 2020
Schedule of Notes Payable Government Loans [Line Items]
Debt instrument, face amount			$ 63,000	$ 63,000		$ 63,000
Debt instrument, interest rate, stated percentage			3.75%	3.75%		3.75%
Other income				$ 1,000	$ 0	$ 1,000	$ 91,000	$ 91,000	$ 84,000
Debt instrument, periodic payment			$ 300
U.S. small business administration
Schedule of Notes Payable Government Loans [Line Items]
Debt instrument, face amount										$ 63,000
Debt instrument, maturity date, description			May 2050
Notes payable government loans | Silicon valley bank
Schedule of Notes Payable Government Loans [Line Items]
Debt instrument, face amount	$ 91,000										$ 104,000
Debt instrument, interest rate, stated percentage	1.00%										1.00%
Debt instrument, term	2 years
2020 PPP loan
Schedule of Notes Payable Government Loans [Line Items]
Debt instrument, decrease, forgiveness		$ 84,000							104,000
Other income								91,000	$ 84,000
Repayments of debt								$ 20,000